Net Fees and Commissions Income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
Schedule of fee and commission income
(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Fees and commission received for brokerage	185,545	146,216	156,534
Fees and commission received related to credit	189,856	182,151	178,136
Fees and commission received for electronic finance	130,712	125,760	128,163
Fees and commission received on foreign exchange handling	56,812	55,993	57,335
Fees and commission received on foreign exchange	96,713	99,071	115,450
Fees and commission received for guarantee	85,340	88,580	104,301
Fees and commission received on credit card	594,897	640,918	638,573
Fees and commission received on securities business	111,211	58,553	69,935
Fees and commission from trust management	266,447	266,197	252,732
Fees and commission received on credit information	10,190	10,768	10,733
Fees and commission received related to lease	572,563	698,463	892,126
Other fees	199,414	193,144	270,198

Total	2,499,700	2,565,814	2,874,216

Schedule of fee and commission expense
(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Fees and commissions paid	325,536	339,340	340,083
Credit card commission	446,885	488,742	426,820
Securities business commission	1,414	1,287	1,159
Others	15,695	15,964	19,984

Total	789,530	845,333	788,046